EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Net income	$ 1,017	$ 3,288
Net income attributable to non-controlling interests	(585)	(1,266)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 432	$ 2,022
Weighted average shares outstanding - Basic	1,771	1,779
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.24	$ 1.14
Diluted earnings per share [abstract]
Net income	$ 1,017	$ 3,288
Net income attributable to non-controlling interests	(585)	(1,266)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 432	$ 2,022
Weighted average shares outstanding - Diluted	1,771	1,779
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.24	$ 1.14